Related Parties - Additional Information (Details) - Ginkgo [Member] $ / shares in Units, $ in Millions	1 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Business Combination [Line Items]
Business Combination, Issue | shares	2,707,280
Business combination share price | $ / shares	$ 9.23
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned | $	$ 25.0